Organization and Business (Narrative) (Details) - USD ($) $ in Thousands	Oct. 04, 2024	Dec. 31, 2024	Dec. 31, 2023
Accumulated deficit		$ (154,724)	$ (102,051)
Cash and cash equivalents		$ 110,761	$ 29,876
Merger Agreement
Date of agreement and plan of merger	May 10, 2024
Aggregate purchase price	$ 65,000